UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31,2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joseph E. Sweeney III
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

/s/ Joseph E. Sweeney		San Francisco, CA		February 13, 2001
Joseph E. Sweeney			[City, State]			[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_________0___

Form 13F Information Table Entry Total:		________33___

Form 13F Information Table Value Total:		___116,244___
___


List of Other Included Managers:  None

<Page

NAME OF ISSUER             TITLE OF       CUSIP         VALUE      SHARES      OTHER  AUTH
                           CLASS                         X1000      PRN             SOLE
Anheuser Busch               Common      035229103        1365   30,000           30,000
Aremissoft Corporation       Common      040026106        1174   27,500           27,500
BankNorth Gorup Inc.         Common      06646R107        1196   60,000           60,000
Bea Systems Inc.             Common      073325102         370    5,500            5,500
Biogen Inc.                  Common      090597105        1802   30,000           30,000
Biotech Holders              Common      09067D201        5109   30,000           30,000
BJ Services                  Common      055482103           3      500              500
Chesapeake Energy Corp.      Common      165167107        1418  140,000          140,000
Chubb Corp.                  Common      171232101        5190   60,000           60,000
Comcast                      Common      200300200        5010  120,000          120,000
Countrywide Credit           Common      222372104        4020   80,000           80,000
Duke Energy Corporation      Common      264399106         426    5,000            5,000
EMC Corporations             Common      268648102        3325   50,000           50,000
Ensco International Inc.     Common      26874Q100        1022   30,000           30,000
Grant Prideco Inc.           Common      38821G101        5083  231,700          231,700
Grey Wolf Inc.               Common      397888108        81081,380,000        1,380,000
IDEC Pharmaceuticals Cor     Common      449370105         948    5,000            5,000
International Paper Co.      Common      460146103        2449   60,000           60,000
Noble Drilling Corp.         Common      655042109        1303   30,000           30,000
Oracle Corporation           Common      68389X105        1644   56,569           56,569
OSCA Inc.                    Common      687836106        8288  489,345          489,345
Parametric Technology        Common      699173100         269   20,000           20,000
Peoplesoft Inc.              Common      712713106        2975   80,000           80,000
Precision Drilling Corp.     Common      74022D100       16165  430,351          430,351
Qualcomm Inc.                Common      747525103        1644   20,000           20,000
Rio Alto Exploration Ltd     Common      766892103         217   10,000           10,000
Siebel Systems Inc.          Common      826170102         676   10,000           10,000
Tesco Corp.                  Common      88157K101        4795  454,000          454,000
Tidewater Inc.               Common      886423102        5325  120,000          120,000
Varco Int'l. Inc.            Common      922122106        5329  245,000          245,000
Veritas Software Co.         Common      923436109        2188   25,000           25,000
Washington Mutual Inc.       Common      939322103        7959  150,000          150,000
Weatherford Int'l. Inc.      Common      947074100        9450  200,000          200,000

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